Property and Equipment	12 Months Ended
Jul. 31, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment

5. Property and Equipment
Property and equipment consisted of the following at the dates indicated:

	Life in	July 31,
(Dollars in millions)	Years	2025	2024
Computer software	2-6	$791	$810
Buildings	5-30	644	636
Leasehold improvements	2-16	479	495
Equipment	3-5	175	177
Furniture and fixtures	5	139	141
Land	–	96	96
Capital in progress	–	39	17
		2,363	2,372
Less accumulated depreciation and amortization		(1,402)	(1,363)
Total property and equipment, net		$961	$1,009
Capital in progress at July 31, 2025 and 2024, consisted primarily of costs related to various buildings and site improvements that have not yet been placed into service.
As discussed in Note 1, “Description of Business and Summary of Significant Accounting Policies – Internal Use Software,” we capitalize costs related to the development of computer software for internal use. We capitalized internal use software costs totaling $40 million for the twelve months ended July 31, 2025; $59 million for the twelve months ended July 31, 2024; and $50 million for the twelve months ended July 31, 2023. There was no capitalized labor in these amounts for the twelve months ended July 31, 2025, 2024, and 2023. Costs related to internal use software projects are included in the capital in progress category of property and equipment until project completion, at which time they are transferred to the computer software category.